Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income (loss)	$ (95.3)	$ 29.1	$ (1,410.6)	$ 14.7	$ (12.4)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	64.9	68.8	278.5	255.4	139.4
Amortization of debt-related deferred costs and premiums	1.7	1.9	8.1	7.3	9.1
Unit-based compensation charges	4.5	5.2	18.1	18.1	15.8
(Gain) loss on long-lived assets, net	0.0	(0.8)	227.8	35.1	(5.3)
Goodwill impairment	109.7	0.0	1,149.1	48.8	4.1
Loss on contingent consideration			0.0	8.6	31.4
Loss on modification/extinguishment of debt			18.9	0.0	0.0
Earnings from unconsolidated affiliates, net, adjusted for cash distributions received	0.8	3.4	73.6	0.7	0.1
Deferred income taxes	0.2	0.1	(0.3)	0.7	0.0
Other	(0.1)	0.0	0.7	0.0	0.1
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable			119.4	60.4	(39.9)
Inventory			2.1	26.9	(23.6)
Prepaid expenses and other current assets			3.7	(11.9)	5.9
Accounts payable, accrued expenses and other liabilities			(119.8)	25.8	101.3
Reimbursements of property, plant and equipment			73.3	21.5	0.0
Change in price risk management activities, net			29.2	(74.8)	27.7
Changes in operating assets and liabilities	50.7	3.2
Net cash provided by operating activities	135.7	105.7	471.8	437.3	253.7
Investing activities
Acquisitions, net of cash acquired (Note 3)			0.0	(19.5)	(561.5)
Purchases of property, plant and equipment	(55.6)	(47.4)	(182.7)	(421.7)	(339.3)
Investment in unconsolidated affiliates	(5.5)	(17.9)	(41.8)	(144.4)	(151.5)
Capital distributions from unconsolidated affiliates			9.3	0.0	0.0
Proceeds from sale of assets	0.8	0.5	2.7	2.7	11.2
Other	0.0	(0.2)
Net cash provided by (used in) investing activities	(60.3)	(65.0)	(212.5)	(582.9)	(1,041.1)
Financing activities
Proceeds from the issuance of long-term debt	313.5	1,114.6	3,490.1	2,089.9	2,072.8
Principal payments on long-term debt	(286.0)	(970.4)	(2,960.9)	(1,950.0)	(1,634.5)
Payments on capital leases	(0.5)	(0.7)	(2.2)	(3.2)	(4.3)
Payments for debt-related deferred costs	(0.1)	(11.1)	(17.3)	(0.1)	(32.0)
Financing fees paid for early debt redemption			13.6	0.0	0.0
Distributions to partners	(101.0)	(111.4)	(819.5)	(470.5)	(419.7)
Contributions from general partner	0.0	0.0	0.0	0.0	5.5
Net proceeds from issuance of common units			0.0	0.0	714.0
Net proceeds from issuance of Crestwood Midstream Partners LP common units					714.0
Net proceeds from issuance of Class A preferred units			0.0	53.9	96.1
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units			58.8	430.5
Taxes paid for unit-based compensation vesting	(0.6)	(1.7)	(2.1)	(1.6)	(5.5)
Other	0.0	(0.2)	(0.1)	(0.8)	0.0
Net cash provided by (used in) financing activities	(74.7)	19.1	(266.8)	148.1	792.4
Net change in cash	0.7	59.8	(7.5)	2.5	5.0
Cash at beginning of period	0.1	7.6	7.6	5.1	0.1
Cash at end of period	0.8	67.4	0.1	7.6	5.1
Cash paid during the period for interest			118.2	96.9	56.7
Cash paid during the period for income taxes			0.6	0.4	0.0
Supplemental schedule of non-cash investing and financing activities
Net change to property, plant and equipment through accounts payable and accrued expenses	(9.7)	(9.1)	(14.1)	(40.6)	(30.5)
Acquisitions, net of cash acquired:
Current assets				0.5	240.0
Property, plant and equipment				13.5	2,076.8
Intangible assets				9.4	519.4
Goodwill				3.6	1,583.2
Other assets				0.0	22.3
Current liabilities				(2.7)	(243.9)
Debt				(3.5)	(745.0)
Invested capital of Crestwood Equity Partners LP, net of debt (Note 3)				0.0	(2,882.3)
Other liabilities				(1.3)	(9.0)
Total acquisitions, net of cash acquired				19.5	561.5
Crestwood Equity Partners LP
Operating activities
Net income (loss)	(93.7)	18.1	(2,303.7)	(10.4)	(50.6)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	62.3	74.2	300.1	285.3	167.9
Amortization of debt-related deferred costs and premiums	1.7	2.1	8.9	8.5	9.2
Market adjustment on interest rate swaps	0.0	(0.3)	(0.5)	(2.7)	(1.7)
Unit-based compensation charges	4.5	5.8	19.7	21.3	17.4
(Gain) loss on long-lived assets, net	0.0	(1.0)	821.2	1.9	(5.3)
Goodwill impairment	109.7	0.0	1,406.3	48.8	4.1
Loss on contingent consideration			0.0	8.6	31.4
Loss on modification/extinguishment of debt			20.0	0.0	0.0
Earnings from unconsolidated affiliates, net, adjusted for cash distributions received	(0.8)	(3.4)	73.6	0.7	0.1
Deferred income taxes	(0.1)	(0.9)	(3.6)	(5.2)	(2.8)
Other	0.1	0.4	0.7	0.0	(1.0)
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable			119.7	60.4	(39.9)
Inventory			2.0	26.9	(23.6)
Prepaid expenses and other current assets			1.8	(11.4)	11.2
Accounts payable, accrued expenses and other liabilities			(128.0)	(96.4)	44.2
Reimbursements of property, plant and equipment			73.3	21.5	0.0
Change in price risk management activities, net			29.2	(74.8)	27.7
Changes in operating assets and liabilities	50.6	59.6
Net cash provided by operating activities	134.3	156.6	440.7	283.0	188.3
Investing activities
Acquisitions, net of cash acquired (Note 3)			0.0	(19.5)	(555.6)
Purchases of property, plant and equipment	(55.6)	(47.4)	(182.7)	(424.0)	(347.0)
Investment in unconsolidated affiliates	(5.5)	(18.1)	(42.0)	(108.6)	(151.5)
Capital distributions from unconsolidated affiliates			9.3	0.0	0.0
Proceeds from sale of Tres Palacios			0.0	66.4	0.0
Proceeds from sale of assets	0.8	0.5	2.7	2.7	11.2
Other	0.0	(0.2)
Net cash provided by (used in) investing activities	(60.3)	(65.2)	(212.7)	(483.0)	(1,042.9)
Financing activities
Proceeds from the issuance of long-term debt	313.5	1,252.7	4,261.8	2,823.9	2,466.9
Principal payments on long-term debt	(286.2)	(1,169.9)	(4,113.0)	(2,696.0)	(1,967.6)
Payments on capital leases	(0.5)	(0.7)	(2.2)	(3.2)	(4.3)
Payments for debt-related deferred costs	(0.1)	(11.1)	(17.3)	(1.9)	(33.1)
Financing fees paid for early debt redemption			(13.6)	0.0	0.0
Distributions to partners	(95.6)	(25.8)	(171.5)	(102.5)	(68.4)
Contributions from general partner	(3.8)	(74.3)	(234.2)	(296.5)	(204.5)
Distribution for additional interest in Crestwood Marcellus Midstream LLC			0.0	0.0	(129.0)
Net proceeds from issuance of Crestwood Midstream Partners LP common units			0.0	0.0	714.0
Net proceeds from issuance of Class A preferred units			0.0	53.9	96.1
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units			(58.8)	(430.5)
Taxes paid for unit-based compensation vesting	(0.6)	(3.1)	(3.8)	(3.9)	(10.5)
Other	(0.1)	(0.3)	(1.3)	(0.7)	0.1
Net cash provided by (used in) financing activities	(73.4)	(32.5)	(236.3)	203.6	859.7
Net change in cash	0.6	58.9	(8.3)	3.6	5.1
Cash at beginning of period	0.5	8.8	8.8	5.2	0.1
Cash at end of period	1.1	67.7	0.5	8.8	5.2
Cash paid during the period for interest			129.0	114.4	64.9
Cash paid during the period for income taxes			4.7	6.6	2.5
Supplemental schedule of non-cash investing and financing activities
Net change to property, plant and equipment through accounts payable and accrued expenses	$ (9.7)	$ (9.1)	(14.1)	(40.6)	(38.0)
Acquisitions, net of cash acquired:
Current assets				0.5	409.6
Property, plant and equipment				13.5	2,487.2
Intangible assets				9.4	660.9
Goodwill				3.6	2,195.4
Other assets				0.0	32.1
Current liabilities				(2.7)	(420.6)
Debt				(3.5)	(1,079.3)
Invested capital of Crestwood Equity Partners LP, net of debt (Note 3)				0.0	(3,579.4)
Other liabilities				(1.3)	(150.3)
Total acquisitions, net of cash acquired				19.5	555.6
Preferred Units, Class A
Financing activities
Net proceeds from issuance of Class A preferred units			58.8	430.5	0.0
Preferred Units, Class A | Crestwood Equity Partners LP
Financing activities
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units			$ 58.8	$ 430.5	$ 0.0